Segment Information (Tables)	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Summary of Select Operating Results for Each Reportable Segment	The following table summarizes select operating results for each reportable segment.

	For Years Ended
(In millions)	June 30, 2021	June 30, 2020	June 30, 2019
Revenue
Medical	$155.7	$62.6	$42.9
Industrial	455.9	415.6	397.2

Consolidated revenue	$611.6	$478.2	$440.1
Segment Income from Operations
Medical	$6.0	$13.9	$10.2
Industrial	81.5	59.6	55.0

Total Segment Income from Operations	87.5	73.5	65.2
Corporate and other	(76.3)	(50.5)	(36.4)

Consolidated Income from Operations	$11.2	$23.0	$28.8
Capital Expenditures
Medical	$14.2	$10.1	$8.0
Industrial	12.2	11.4	10.4

Total operating and reportable segments	26.4	21.5	18.4
Corporate and other	—	0.4	0.8

Total Capital Expenditures	$26.4	$21.9	$19.2
Depreciation and Amortization
Medical	$33.3	$15.8	$15.4
Industrial	49.7	52.2	53.7

Total operating and reportable segments	83.0	68.0	69.1
Corporate and other	0.6	0.4	0.4

Total Depreciation and Amortization	$83.6	$68.4	$69.5

Summary of Revenue Generated from External Customers by Geographical Regions
The following details revenue and property, plant, and equipment by geographic region. Revenues generated from external customers are attributed to geographic regions through sales from site locations.

	Revenues for Year Ended
(In millions)	June 30, 2021	June 30, 2020	June 30, 2019
North America
Medical	$138.6	$57.5	$41.0
Industrial	199.4	193.3	188.3

Total North America	338.0	250.8	229.3
Europe
Medical	17.1	5.2	1.9
Industrial	241.5	206.2	194.9

Total Europe	258.6	211.4	196.8
Asia Pacific
Medical	—	—	—
Industrial	15.0	16.0	14.0

Total Asia Pacific	15.0	16.0	14.0

Total	$611.6	$478.2	$440.1

Summary of Revenue by Timing of Recognition
The following details revenue by timing of recognition:

	Revenues for Year Ended
(In millions)	June 30, 2021	June 30, 2020	June 30, 2019
Point in time	$456.6	$337.3	$331.1
Over time	155.0	140.9	109.0

Total revenues	$611.6	$478.2	$440.1

Summary of Revenue by Product Category
The following details revenue by product category:

	Revenues for Year Ended
(In millions)	June 30, 2021	June 30, 2020	June 30, 2019
Medical segment:
Medical	$155.7	$62.9	$42.9
Industrial segment:
Reactor Safety and Control Systems	146.8	135.4	133.3
Radiological Search, Measurement, and Analysis Systems	309.1	280.2	263.9

Total revenues	$611.6	$478.2	$440.1

Summary of Property Plant and Equipment by Geography
The following details property, plant, and equipment by geography:

	Property, Plant, and Equipment, net
(In millions)	As of June 30, 2021	As of June 30, 2020
North America	$47.5	$36.5
Europe	41.1	38.6
Asia Pacific	0.2	0.1

Total	$88.8	$75.2